SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 9 – SUBSEQUENT EVENTS On November 2, 2022, we sold 40,000 restricted common shares for $50,000 in cash proceeds.